Balances and Transactions with Related Parties (Details) - USD ($)						1 Months Ended	12 Months Ended
	Dec. 01, 2023	Sep. 07, 2023	Jul. 04, 2022	Feb. 10, 2020	Nov. 21, 2019	Feb. 28, 2023	Dec. 31, 2023
Balances and Transactions with Related Parties [Line Items]
Price per product payable percentage							50.00%
Agreement period							5 years
Additional agreement periods							1 year
Consecutive years							2 years
Applicable taxes (in Dollars)			$ 30,000
Agreement payment percentage						60.00%
Outstanding due amount (in Dollars)	$ 1,500,000
Percentage of outstanding ordinary shares		38.00%		38.00%	38.00%
Bottom of range [member]
Balances and Transactions with Related Parties [Line Items]
Discontinues selling the products							45 days
Top of range [member]
Balances and Transactions with Related Parties [Line Items]
Discontinues selling the products							90 days
Chief Executive Officer [Member]
Balances and Transactions with Related Parties [Line Items]
Annual bonus (in Dollars)							$ 176,000